SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended					24 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2019 CNY (¥)
Number of Operating Segments | segment					4	4
Revenues	$ 83,873	¥ 583,909	¥ 531,508	¥ 443,924
Accounts receivable, net	2,577		18,132			¥ 18,132	¥ 17,939
Unsatisfied performance obligation			114,396			114,396	124,250
Deferred revenue	$ 23,717		124,250			124,250	165,111
K-12 Schools [Member]
Revenues		313,747	277,790	232,433
Deferred revenue			87,027			87,027	96,301
CP&CE Programs
Revenues		¥ 270,162	253,718	¥ 211,491
Deferred revenue			¥ 37,223			¥ 37,223	¥ 68,810